UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                    FORM 10-D

                          ASSET-BACKED ISSUER
          DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                         July 2, 2007 to August 1, 2007


       Commission File Number of issuing entity: 333-140923-02


                     HSI Asset Loan Obligation Trust 2007-1
           (Exact name of issuing entity as specified in its charter)


               Commission File Number of depositor: 333-140923-02


                      HSI Asset Securitization Corporation
              (Exact name of depositor as specified in its charter)


                       HSBC Bank USA, National Association
               (Exact name of sponsor as specified in its charter)


                                    New York
          (State or other jurisdiction of incorporation or organization of the issuing entity)


                                   20-2592898
                      (I.R.S. Employer Identification No.)


            452 Fifth Avenue, New York, New York                     10018
(Address of principal executive offices of the issuing entity)     (Zip Code)

                                (212) 525 - 8119
                    (Telephone number, including area code)

                                 Not Applicable
           (Former name, former address, if changed since last report)



               Registered/reporting pursuant to (check one)

Title                                                          Name of exchange
of class       Section 12(b)   Section 12(g)   Section 15(d)  (If Section 12(b))


Class I-A               N/A             [ ]             [X]        ___________

Class I-IO              N/A             [ ]             [X]        ___________

Class II-A-11           N/A             [ ]             [X]        ___________

Class II-IO             N/A             [ ]             [X]        ___________

Class III-A-5           N/A             [ ]             [X]        ___________

Class III-IO            N/A             [ ]             [X]        ___________

Class A-PO              N/A             [ ]             [X]        ___________

Class A-X               N/A             [ ]             [X]        ___________

Class B-1               N/A             [ ]             [X]        ___________

Class B-2               N/A             [ ]             [X]        ___________

Class B-3               N/A             [ ]             [X]        ___________


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes[X] No[ ]




PART I - DISTRIBUTION INFORMATION


Item 1. Distribution and Pool Performance Information.

See Exhibit monthly distribution statement for the period covered herein.


PART II - OTHER INFORMATION

Item 2. Legal Proceedings.
        On August 6, 2007, American Home Mortgage Holdings, Inc. ("American Home"), the parent of American Home Mortgage Servicing, Inc., a servicer as of the cut-off date of approximately 33.14% of the mortgage loans, in connection with the HSI Asset Loan Obligation Trust 2007-1 Mortgage Pass-Through Certificates, Series 2007-1 (the "Certificates") and certain of its subsidiaries filed voluntary petitions for relief (the "Chapter 11 Cases") under Chapter 11 of the United States Bankruptcy Code (the "Bankruptcy Code") in the United States Bankruptcy Court for the District of Delaware (the "Bankruptcy Court"). The Chapter 11 Cases of American Home and such subsidiaries are being jointly administered by the Honorable Christopher S. Sontchi under the caption "In re: American Home Mortgage Holdings, Inc., a Delaware corporation, et al., Case No. 07-11047." American Home and such subsidiaries will continue to operate their businesses as "debtors-in-possession" under the jurisdiction of the Bankruptcy Court and in accordance with the applicable provisions of the Bankruptcy Code and orders of the Bankruptcy Court.

Item 4. Defaults Upon Senior Securities.
        None.

Item 5. Submission of Matters to a Vote of Security Holders.
        None.

Item 6. Significant Obligors of Pool Assets.
        None.

Item 7. Significant Enhancement Provider Information.
        None.

Item 8. Other Information.
        None.

Item 9. Exhibits.


(a) Monthly Distribution Date Statement for the period covered herein.


SIGNATURES*

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                        HSI Asset Loan Obligation Trust 2007-1
                                            -----------------------------
                                                  (Issuing Entity)


                                                  CitiMortgage, Inc.
                                            -----------------------------
                                                  (Master Servicer)

        August 31, 2007
Date:  ______________                        /s/    Tommy Harris
                                            -----------------------------
                                                    Tommy Harris,
                                               Senior Vice President